ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 - FINANCIAL INFORMATION OF PARENT COMPANY CONDENSED STATEMENTS OF COMPREHENSIVE LOSS (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Condensed Financial Statements, Captions [Line Items]
Net loss	$ (64,297)	$ (105,831)	$ (146,084)
Other comprehensive (loss) income:
Other comprehensive (loss) income	(8,844)	23,367	(1,078)
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net loss	(58,765)	(96,726)	(133,517)
Other comprehensive (loss) income:
Foreign currency translation adjustments	(8,083)	21,357	(985)
Other comprehensive (loss) income	(8,083)	21,357	(985)
Total comprehensive loss	$ (66,848)	$ (75,369)	$ (134,502)